Issuance of common units and Series A preferred units (Tables)	9 Months Ended
Sep. 30, 2021
Issuance of common units and Series A preferred units
Schedule of net proceeds for units issued

	As of September 30, 2021
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$829	8,467	$9,296
Less: Commissions	(11)	(149)	(160)
Net proceeds for units issued	$818	8,318	$9,136